Restructuring and Integration Costs - Summary of Cost of Initiatives in Profit from Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Employee benefit costs (note 3)	£ 160	£ 91	£ 364
Depreciation, amortisation and impairment costs (note 4)	(11)	151	63
Other operating income (note 5)			(7)
Other operating expenses	1	166	145
Business combination integration cost	£ 150	£ 408	£ 565